Note 12 - Subsequent Events (10-Q) (Details Textual) $ in Millions, $ in Millions				3 Months Ended
	Apr. 01, 2024 USD ($) shares	Apr. 01, 2024 USN ($) shares	Apr. 01, 2024 USD ($) shares	Mar. 31, 2024 USD ($)
Prefunded Warrant [Member]
Number of Warrants Per Unit	1	1	1
Series A Warrant [Member]
Number of Warrants Per Unit	1	1	1
Private Placement [Member]
Equity Offering, Number of Units Sold	2,532,285	2,532,285
Number of Shares Per Unit	1	1	1
Proceeds From Issuance or Sale of Equity, Gross		$ 50.0		$ 50.0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs | $				$ 3.5
Proceeds from Issuance or Sale of Equity | $		$ 99.4
Subsequent Event [Member] | Prefunded Warrant [Member]
Number of Warrants Per Unit	1	1	1
Subsequent Event [Member] | Series A Warrant [Member]
Number of Warrants Per Unit	1	1	1
Subsequent Event [Member] | Private Placement [Member]
Equity Offering, Number of Units Sold	2,532,285	2,532,285	2,532,285
Number of Shares Per Unit	1	1	1
Proceeds From Issuance or Sale of Equity, Gross | $			$ 50.0
Proceeds from Issuance or Sale of Equity | $	$ 99.4		$ 99.4